CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows used in operating activities
Net loss for the year	$ (3,078,731)	$ (4,000,671)	$ (1,068,391)
Items not affecting cash:
Current income tax expense	150	155	0
Depreciation	2,082	354	527
Interest and finance income	(338,912)	(493,743)	(183,213)
Share-based compensation	911,261	481,394	162,628
Unrealized fair value (gain) loss on marketable securities	(4,982)	9,051	174,634
Unrealized foreign exchange loss (gain)	402	(119)	(678,210)
Write-off of E&E assets	4,290	2,252,786	0
Changes in non-cash working capital items:
Receivables and other	73,598	20,490	(207,210)
Accounts payable and accrued liabilities	(23,555)	44,415	7,423
Income taxes paid	(150)	(155)	0
Net cash used in operating activities	(2,454,547)	(1,686,043)	(1,791,812)
Cash flows generated by (used in) investing activities
Expenditures on E&E assets	(2,096,354)	(1,563,428)	(1,066,431)
Interest received	392,917	524,436	49,156
Purchase of property and equipment	(11,000)	0	0
Purchase of short-term investments	(7,600,000)	(13,500,000)	(14,000,000)
Redemption of short-term investments	11,250,000	16,500,000	2,500,000
Net cash generated by (used in) investing activities	1,935,563	1,961,008	(12,517,275)
Cash flows generated by financing activities
Proceeds from initial public offering ("IPO")	0	0	15,019,000
Share issuance costs	0	0	(1,165,580)
Net cash generated by financing activities	0	0	13,853,420
Increase (decrease) in cash and cash equivalents for the year	(518,984)	274,965	(455,667)
Cash and cash equivalents, beginning of year	907,551	630,623	1,094,550
Effect of foreign exchange rate changes on cash and cash equivalents	(6,668)	1,963	(8,260)
Cash and cash equivalents, end of year	$ 381,899	$ 907,551	$ 630,623